Significant Accounting Policies	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Significant Accounting Policies
Significant Accounting Policies

Note 2 — Significant Accounting Policies

Basis of Presentation

The unaudited condensed consolidated financial statements as of and for the three months and six months ended September 30, 2014 and 2013 include our accounts and those of our controlled subsidiaries. Investments where we do not have the ability to exercise control, but do have the ability to exercise significant influence, are accounted for using the equity method of accounting. All significant intercompany transactions and account balances have been eliminated in consolidation. The unaudited condensed consolidated balance sheet at March 31, 2014 is derived from audited financial statements. We have made certain reclassifications to prior period financial statements to conform to classification methods used in fiscal year 2015. These reclassifications had no impact on previously reported amounts of equity or net income.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim consolidated financial information in accordance with the rules and regulations of the Securities and Exchange Commission. The unaudited condensed consolidated financial statements include all adjustments that we consider necessary for a fair presentation of our consolidated financial position and results of operations for the interim periods presented. Such adjustments consist of only normal recurring items, unless otherwise disclosed herein. Accordingly, the unaudited condensed consolidated financial statements do not include all the information and notes required by GAAP for complete annual consolidated financial statements. However, we believe that the disclosures made are adequate to make the information not misleading. These interim unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the fiscal year ended March 31, 2014 included in our Annual Report on Form 10-K (the “Annual Report”). Due to the seasonal nature of our natural gas liquids operations and other factors, the results of operations for interim periods are not necessarily indicative of the results to be expected for a full year.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the period. Actual results could differ from those estimates.

Significant Accounting Policies

Our significant accounting policies are consistent with those disclosed in Note 2 of our audited consolidated financial statements included in our Annual Report.

Revenue Recognition

We record revenues from product sales at the time title to the product transfers to the purchaser, which typically occurs upon receipt of the product by the purchaser. We record terminaling, transportation, storage, and service revenues at the time the service is performed, and we record tank and other rentals over the term of the lease. Pursuant to terminaling services agreements with certain of our throughput customers, we are entitled to the volume of product gained resulting from differences in the measurement of product volumes received and distributed at our terminaling facilities. Such measurement differentials occur as the result of the inherent variances in measurement devices and methodology. We recognize as revenue the net proceeds from the sale of the product gained. Revenues for our water solutions business are recognized upon receipt of the wastewater at our disposal facilities.

We report taxes collected from customers and remitted to taxing authorities, such as sales and use taxes, on a net basis. Amounts billed to customers for shipping and handling costs are included in revenues in our condensed consolidated statements of operations.

We enter into certain contracts whereby we agree to purchase product from a counterparty and sell the same volume of product to the same counterparty at a different location or time. When such agreements are entered into concurrently and are entered into in contemplation of each other, we record the revenues for these transactions net of cost of sales.

Fair Value Measurements

We apply fair value measurements to certain assets and liabilities, principally our commodity derivative instruments and assets and liabilities acquired in business combinations. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. Fair value is based upon assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and risks inherent in valuation techniques and inputs to valuations. This includes not only the credit standing of counterparties and credit enhancements but also the impact of our own nonperformance risk on our liabilities. Fair value measurements assume that the transaction occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability (the market for which the reporting entity would be able to maximize the amount received or minimize the amount paid). We evaluate the need for credit adjustments to our derivative instrument fair values in accordance with the requirements noted above. Such adjustments were not material to the fair values of our derivative instruments.

We use the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•         Level 1 — Quoted prices (unadjusted) in active markets for identical assets and liabilities that we have the ability to access at the measurement date.

•         Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived from observable market data by correlation or other means. Instruments categorized in Level 2 include non-exchange traded derivatives such as over-the-counter commodity price swap and option contracts and interest rate protection agreements. The majority of our fair value measurements related to our derivative financial instruments were categorized as Level 2 at September 30, 2014 and March 31, 2014 (see Note 11). We determine the fair value of all our derivative financial instruments utilizing pricing models for significantly similar instruments. Inputs to the pricing model include publicly available prices and forward curves generated from a compilation of data gathered from third parties.

•         Level 3 — Unobservable inputs for the asset or liability including situations where there is little, if any, market activity for the asset or liability. We did not have any fair value measurements categorized as Level 3 at September 30, 2014 or March 31, 2014.

The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall into different levels of the fair value hierarchy. The lowest level input that is significant to a fair value measurement determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement requires judgment, considering factors specific to the asset or liability.

Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
	(in thousands)
Interest paid, exclusive of debt issuance costs and letter of credit fees	$10,445	$8,423	$36,429	$16,908
Income taxes paid	$1,241	$369	$2,246	$650

Value of common units issued in business combinations	$—	$80,619	$—	$80,619

Cash flows from settlements of commodity derivative instruments are classified as cash flows from investing activities in the condensed consolidated statements of cash flows, and adjustments to the fair value of commodity derivative instruments are included in the reconciliation of net loss to net cash used in operating activities.

Inventories

We value our inventories at the lower of cost or market, with cost determined using either the weighted-average cost or the first in, first out (FIFO) methods, including the cost of transportation and storage. In performing this analysis, we take into consideration fixed-price forward sale commitments and the opportunity to transfer propane inventory from our wholesale business to our retail business for sale in the retail markets.

Inventories consist of the following:

	September 30,	March 31,
	2014	2014
	(in thousands)
Crude oil	$136,722	$156,473
Natural gas liquids —
Propane	207,694	85,159
Butane	84,822	15,106
Other	27,091	3,945
Refined products —
Gasoline	219,111	15,597
Diesel	214,567	7,298
Other	3,675	314
Renewables	36,517	11,778
Other	11,390	14,490
Total	$941,589	$310,160

Investments in Unconsolidated Entities

In December 2013, as part of our acquisition of Gavilon, LLC (“Gavilon Energy”), we acquired a 50% interest in Glass Mountain Pipeline, LLC (“Glass Mountain”) and an 11% interest in a limited liability company that owns an ethanol production facility. In June 2014, we acquired an interest in a limited liability company that operates a water supply business. On July 1, 2014, as part of our acquisition of TransMontaigne Inc. (“TransMontaigne”), we acquired TLP, which owns a 42.5% interest in BOSTCO and a 50% interest in Frontera. We account for these investments using the equity method of accounting. Under the equity method, we do not report the individual assets and liabilities of these entities on our condensed consolidated balance sheets; instead, our ownership interests are reported within investments in unconsolidated entities on our condensed consolidated balance sheets. Under the equity method, the investment is recorded at acquisition cost, increased by our proportionate share of any earnings and additional capital contributions and decreased by our proportionate share of any losses, distributions paid and amortization of any excess investment. Excess investment is the amount by which our total investment exceeds our proportionate share of the book value of the net assets of the investment entity.

Our investments in unconsolidated entities consist of the following:

	September 30,	March 31,
	2014	2014
	(in thousands)
Glass Mountain (1)	$189,847	$181,488
Ethanol production facility	9,361	8,333
Water supply company	15,026	—
BOSTCO (2)	244,092	—
Frontera	24,318	—
Total	$482,644	$189,821

(1)     When we acquired Gavilon we recorded the investment in Glass Mountain at fair value. The fair value of our investment in Glass Mountain exceeds our share of the historical net book value of Glass Mountain’s net assets by approximately $70 million. This difference relates primarily to goodwill and customer relationships.

(2)     When we acquired TransMontaigne, we recorded the investment in BOSTCO at fair value. The fair value of our investment in BOSTCO exceeds our share of the historical net book value of BOSTCO’s net assets by approximately $24 million.

Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	September 30,	March 31,
	2014	2014
	(in thousands)
Accrued compensation and benefits	$49,146	$45,006
Derivative liabilities	39,023	42,214
Product exchange liabilities	43,185	3,719
Accrued interest	23,945	18,668
Income and other tax liabilities	38,255	13,421
Other	24,928	18,662
Total	$218,482	$141,690

Business Combination Measurement Period

We record the assets acquired and liabilities assumed in a business combination at their acquisition-date fair values. Pursuant to GAAP, an entity is allowed a reasonable period of time (not to exceed one year) to obtain the information necessary to identify and measure the fair value of the assets acquired and liabilities assumed in a business combination. As described in Note 4, certain of our acquisitions are still within this measurement period, and as a result, the acquisition-date fair values we have recorded for the assets acquired and liabilities assumed are subject to change. Also as described in Note 4, we made certain adjustments during the six months ended September 30, 2014 to our estimates of the acquisition-date fair values of assets acquired and liabilities assumed in business combinations that occurred during the year ended March 31, 2014.

Noncontrolling Interests

We have certain consolidated subsidiaries in which outside parties own interests. The noncontrolling interest shown in our condensed consolidated financial statements represents the other owners’ share of these entities.

On July 1, 2014, as part of our acquisition of TransMontaigne, we acquired a 19.7% limited partner interest in TLP. We have attributed net earnings allocable to TLP’s limited partners to the controlling and noncontrolling interests based on the relative ownership interests in TLP as well as including certain adjustments related to our acquisition accounting. Net earnings allocable to TLP’s limited partners are net of the earnings allocable to TLP’s general partner interest. The earnings allocable to TLP’s general partner interest include the distributions of available cash (as defined by TLP’s partnership agreement) attributable to the period to TLP’s general partner interest and incentive distribution rights, net of adjustments for TLP’s general partner’s share of undistributed earnings. Undistributed earnings are allocated to TLP’s limited partners and TLP’s general partner interest based on their respective sharing of earnings or losses specified in TLP’s partnership agreement, which is based on their ownership percentages of 98% and 2%, respectively.

Note 2 — Significant Accounting Policies

Basis of Presentation

Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying consolidated financial statements include the accounts of the Partnership and its controlled subsidiaries. All significant intercompany transactions and account balances have been eliminated in consolidation.

We have made certain reclassifications to the prior period financial statements to conform with classification methods used in fiscal 2014. These reclassifications had no impact on previously-reported amounts of equity or net income. In addition, certain balances at March 31, 2013 were adjusted to reflect the final acquisition accounting for certain business combinations.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amount of revenues and expenses during the period.

Critical estimates we make in the preparation of our consolidated financial statements include determining the fair value of assets and liabilities acquired in business combinations; the collectability of accounts receivable; the recoverability of inventories; useful lives and recoverability of property, plant and equipment and amortizable intangible assets; the impairment of goodwill; the fair value of derivative financial investments; and accruals for various commitments and contingencies, among others. Although we believe these estimates are reasonable, actual results could differ from those estimates.

Fair Value Measurements

We apply fair value measurements to certain assets and liabilities, principally our commodity derivative instruments and assets and liabilities acquired in business combinations. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. Fair value is based upon assumptions that market participants would use when pricing an asset or liability, including assumptions about risk and risks inherent in valuation techniques and inputs to valuations. This includes not only the credit standing of counterparties and credit enhancements but also the impact of our own nonperformance risk on our liabilities. Fair value measurements assume that the transaction occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability (the market for which the reporting entity would be able to maximize the amount received or minimize the amount paid). We evaluate the need for credit adjustments to our derivative instrument fair values in accordance with the requirements noted above. Such adjustments were not material to the fair values of our derivative instruments.

We use the following fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets and liabilities that we have the ability to access at the measurement date.

•                  Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable for the asset or liability, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived from observable market data by correlation or other means. Instruments categorized in Level 2 include non-exchange traded derivatives such as over-the-counter commodity price swap and option contracts and interest rate protection agreements. The majority of our fair value measurements related to our derivative financial instruments were categorized as Level 2 at March 31, 2014 and 2013 (see Note 12). We determine the fair value of all our derivative financial instruments utilizing pricing models for significantly similar instruments. Inputs to the pricing model include publicly available prices and forward curves generated from a compilation of data gathered from third parties.

•                  Level 3 — Unobservable inputs for the asset or liability including situations where there is little, if any, market activity for the asset or liability. We did not have any fair value measurements categorized as Level 3 at March 31, 2014 or 2013.

The fair value hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobservable data (Level 3). In some cases, the inputs used to measure fair value might fall into different levels of the fair value hierarchy. The lowest level input that is significant to a fair value measurement determines the applicable level in the fair value hierarchy. Assessing the significance of a particular input to the fair value measurement requires judgment, considering factors specific to the asset or liability.

Derivative Financial Instruments

We record our derivative financial instrument contracts at fair value in the consolidated balance sheets, with changes in the fair value of our commodity derivative instruments included in our consolidated statements of operations in cost of sales. Contracts that qualify for the normal purchase or sale exemption and are designated as such are not accounted for as derivatives at market value and, accordingly, are recorded when the delivery occurs.

We have not designated any financial instruments as hedges for accounting purposes. All mark-to-market gains and losses on commodity derivative instruments that do not qualify as normal purchases or sales, whether cash transactions or non-cash mark-to-market adjustments, are reported within cost of sales in the consolidated statements of operations, regardless of whether the contract is physically or financially settled.

We utilize various commodity derivative financial instrument contracts to help reduce our exposure to variability in future commodity prices. We do not enter such contracts for trading purposes. Changes in assets and liabilities from commodity derivative financial instruments result primarily from changes in market prices, newly originated transactions, and the timing of the settlements. We attempt to balance our contractual portfolio in terms of notional amounts and timing of performance and delivery obligations. However, net unbalanced positions can exist or are established based on our assessment of anticipated market movements. Inherent in the resulting contractual portfolio are certain business risks, including market risk and credit risk. Market risk is the risk that the value of the portfolio will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from non-performance by suppliers, customers, or financial counterparties to a contract. We take an active role in managing and controlling market and credit risk and have established control procedures that we review on an ongoing basis. We monitor market risk through a variety of techniques and attempt to minimize credit risk exposure through credit policies and periodic monitoring procedures.

Revenue Recognition

We record revenues from product sales at the time title to the product transfers to the purchaser, which typically occurs upon receipt of the product by the purchaser. We record terminaling, storage, and service revenues at the time the service is performed, and we record tank and other rentals over the term of the lease. Revenues for the wastewater disposal business are recognized upon receipt of the wastewater at our disposal facilities.

We report taxes collected from customers and remitted to taxing authorities, such as sales and use taxes, on a net basis. Amounts billed to customers for shipping and handling costs are included in revenues in the consolidated statements of operations.

We enter into certain contracts whereby we agree to purchase product from a counterparty and to sell the same volume of product to the same counterparty at a different location or time. When such agreements are entered into concurrently and are entered into in contemplation of each other, we record the revenues for these transactions net of cost of sales.

Cost of Sales

We include in cost of sales all costs we incur to acquire products, including the costs of purchasing, terminaling, and transporting inventory prior to delivery to our customers. Cost of sales does not include any depreciation of our property, plant and equipment. Cost of sales does include amortization of certain contract-based intangible assets of $6.2 million, $5.3 million, and $0.8 million during the years ended March 31, 2014, 2013, and 2012, respectively.

Depreciation and Amortization

Depreciation and amortization in the consolidated statements of operations includes all depreciation of our property, plant and equipment and amortization of intangible assets other than debt issuance costs, for which the amortization is recorded to interest expense, and certain contract-based intangible assets, for which the amortization is recorded to cost of sales.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, demand and time deposits, and funds invested in highly liquid instruments with maturities of three months or less at the date of purchase. At times, certain account balances may exceed federally insured limits.

Supplemental cash flow information is as follows:

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Interest paid, exclusive of debt issuance costs and letter of credit fees	$31,827	$27,384	$4,966
Income taxes paid	$1,639	$1,027	$430

Cash flows from commodity derivative instruments are classified as cash flows from investing activities in the consolidated statements of cash flows.

Accounts Receivable and Concentration of Credit Risk

We operate in the United States and Canada. We grant unsecured credit to customers under normal industry standards and terms, and have established policies and procedures that allow for an evaluation of each customer’s creditworthiness as well as general economic conditions. The allowance for doubtful accounts is based on our assessment of the collectability of customer accounts, which assessment considers the overall creditworthiness of customers and any specific disputes. Accounts receivable are considered past due or delinquent based on contractual terms. We write off accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted.

We execute netting agreements with certain customers to mitigate our credit risk. Receivables and payables are reflected at a net balance to the extent a netting agreement is in place and we intend to settle on a net basis.

Our accounts receivable consist of the following:

	March 31, 2014		March 31, 2013
			Gross
	Gross	Allowance for	Receivable	Allowance for
Segment	Receivable	Doubtful Accounts	(Note 2)	Doubtful Accounts
	(in thousands)
Crude oil logistics	$411,090	$105	$360,589	$11
Water solutions	25,700	405	9,618	29
Liquids	192,529	617	144,267	76
Retail propane	75,606	1,667	49,233	1,644
Refined products	105,670	—	—	—
Renewables	54,466	—	—	—
Other	38,665	28	810	—
	$903,726	$2,822	$564,517	$1,760

Changes in the allowance for doubtful accounts are as follows:

	Year Ended March 31,
	2014	2013	2012
	(in thousands)
Allowance for doubtful accounts, beginning of period	$1,760	$818	$161
Provision for doubtful accounts	2,172	1,315	1,049
Write off of uncollectible accounts	(1,110)	(373)	(392)
Allowance for doubtful accounts, end of period	$2,822	$1,760	$818

For the year ended March 31, 2014, sales of crude oil and natural gas liquids to our largest customer represented 10% of our consolidated total revenues. For the year ended March 31, 2013, sales of crude oil and natural gas liquids to our largest customer represented 10% of our consolidated total revenues. At March 31, 2013, one customer of our crude oil logistics segment represented 10% of our consolidated accounts receivable balance.

Inventories

We value our inventory at the lower of cost or market, with cost determined using either the weighted average cost or the first in, first out (FIFO) methods, including the cost of transportation. In performing this analysis, we take into consideration fixed-price forward sale commitments and the opportunity to transfer propane inventory from our wholesale business to our retail business for sale in the retail markets.

Inventories consist of the following:

	March 31,
	2014	2013
	(in thousands)
Crude oil	$156,473	$46,156
Natural gas liquids —
Propane	85,159	45,428
Butane and other	19,051	24,090
Refined products	23,209	—
Renewables	11,778	—
Other	14,490	11,221
	$310,160	$126,895

Investments in Unconsolidated Entities

As part of the December 2013 acquisition of Gavilon Energy, we acquired a 50% interest in Glass Mountain and an 11% interest in a limited liability company that owns an ethanol production facility. We account for these investments under the equity method of accounting. Under the equity method, we do not report the individual assets and liabilities of these entities on our consolidated balance sheet; instead, our ownership interests are reported within “Investments in Unconsolidated Entities” on our consolidated balance sheet. We record our share of any income or loss generated by these entities as an increase to our equity method investments, and record any distributions we receive from these entities as reductions to our equity method investments.

Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

	March 31,
		2013
	2014	(Note 4)
	(in thousands)
Accrued compensation and benefits	$45,006	$27,252
Derivative liabilities	42,214	12,701
Income and other tax liabilities	13,421	22,659
Product exchange liabilities	3,719	6,741
Other	37,330	16,253
	$141,690	$85,606

Property, Plant and Equipment

We record property, plant and equipment at cost, less accumulated depreciation. Acquisitions and improvements are capitalized, and maintenance and repairs are expensed as incurred. As we dispose of assets, we remove the cost and related accumulated depreciation from the accounts, and any resulting gain or loss is included in other income. We compute depreciation expense using the straight-line method over the estimated useful lives of the assets (see Note 5).

We evaluate the carrying value of our property, plant and equipment for potential impairment when events and circumstances warrant such a review. A long-lived asset group is considered impaired when the anticipated undiscounted future cash flows from the use and eventual disposition of the asset group is lower than its carrying value. In that event, we recognize a loss equal to the amount by which the carrying value exceeds the fair value of the asset group.

Intangible Assets

Our intangible assets include contracts and arrangements acquired in business combinations, including lease agreements, customer relationships, covenants not to compete, and trade names. In addition, we capitalize certain debt issuance costs incurred in our long-term debt arrangements. We amortize our intangible assets on a straight-line basis over the assets’ estimated useful lives (see Note 7). We amortize debt issuance costs over the terms of the related debt on a method that approximates the effective interest method.

We evaluate the carrying value of our amortizable intangible assets for potential impairment when events and circumstances warrant such a review. A long-lived asset group is considered impaired when the anticipated undiscounted future cash flows from the use and eventual disposition of the asset group is lower than its carrying value. In that event, we recognize a loss equal to the amount by which the carrying value exceeds the fair value of the asset group. When we cease to use an acquired trade name, we test the trade name for impairment using the “relief from royalty” method and we begin amortizing the trade name over its estimated useful life as a defensive asset.

Goodwill

Goodwill represents the excess of cost over the fair value of net assets of acquired businesses. Business combinations are accounted for using the “acquisition method” (see Note 4). We expect that substantially all of our goodwill at March 31, 2014 is deductible for income tax purposes.

Goodwill and intangible assets determined to have an indefinite useful life are not amortized, but instead are evaluated for impairment periodically. We evaluate goodwill and indefinite-lived intangible assets for impairment annually, or more often if events or circumstances indicate that the assets might be impaired. We perform the annual evaluation at January 1 of each year.

To perform this assessment, we consider qualitative factors to determine whether it is more likely than not that the fair value of each reporting unit exceeds its carrying amount. If we conclude that it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, we perform the following two-step goodwill impairment test:

•                  In the first step of the goodwill impairment test, we compare the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered impaired. If the carrying amount of a reporting unit exceeds its fair value, we perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any.

•                  In the second step of the goodwill impairment test, we compare the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

Estimates and assumptions used to perform the impairment evaluation are inherently uncertain and can significantly affect the outcome of the analysis. The estimates and assumptions we used in the annual assessment for impairment of goodwill included market participant considerations and future forecasted operating results. Changes in operating results and other assumptions could materially affect these estimates. Based on our assessment of qualitative factors, we determined that the two-step impairment test was not required. Accordingly, we did not record any goodwill impairments during the years ended March 31, 2014, 2013, and 2012.

Product Exchanges

Quantities of products receivable or returnable under exchange agreements are reported within prepaid expenses and other current assets or within accrued expenses and other payables on the consolidated balance sheets. We estimate the value of product exchange assets and liabilities based on the weighted-average cost basis of the inventory we have delivered or will deliver on the exchange, plus or minus location differentials.

Advance Payments Received from Customers

We record customer advances on product purchases as a liability on the consolidated balance sheets.

Noncontrolling Interests

We have certain consolidated subsidiaries in which outside parties own interests. The noncontrolling interest shown in our consolidated statements of operations represents the other owners’ share of the net income (loss) of these entities.

Water Facility Development Agreement

In connection with one of our business combinations, we entered into a development agreement whereby we may acquire additional water disposal facilities in Texas. Under this agreement, the other party (the “Developer”) may develop facilities in a designated area. We then have the option to operate the facility for a period of up to 90 days, during which time we may elect to purchase the facility. If we elect to purchase the facility, the Developer may choose one of two options specified in the agreement for the calculation of the purchase price.

During the period between which we have begun operating the facility and we have decided whether to purchase the facility, we are entitled to a fee for operating the facility, which is forfeitable if we elect not to purchase the facility. We recognize revenue for these operator fees once they cease to be forfeitable. When we elect to purchase a facility, we account for the transaction as a business combination.

Business Combination Measurement Period

We record the assets acquired and liabilities assumed in a business combination at their acquisition date fair values. Pursuant to GAAP, an entity is allowed a reasonable period of time to obtain the information necessary to identify and measure the value of the assets acquired and liabilities assumed in a business combination. As described in Note 4, certain of our acquisitions during the year ended March 31, 2014 are still within this measurement period, and as a result, the acquisition-date fair values we have recorded for the acquired assets and assumed liabilities are subject to change.

Also as described in Note 4, we made certain adjustments during the year ended March 31, 2014 to our estimates of the acquisition date fair values of assets acquired and liabilities assumed in business combinations that occurred during the year ended March 31, 2013. We retrospectively adjusted the March 31, 2013 consolidated balance sheet for these adjustments. Due to the immateriality of these adjustments, we did not retrospectively adjust the consolidated statement of operations for the year ended March 31, 2013 for these measurement period adjustments.

Discontinued Operations

In April 2014, the Financial Accounting Standards Board issued an Accounting Standards Update that changes the criteria for reporting discontinued operations. Under the new standard, a disposal of part of an entity is not classified as a discontinued operation unless the disposal represents a strategic shift that will have a major effect on an entity’s operations and financial results. We adopted the new standard during the fiscal year ended March 31, 2014.

As described in Note 14, during the year ended March 31, 2014, we sold our compressor leasing business and wound down our natural gas marketing business. These actions do not represent a strategic shift that had a major effect on our operations, and do not meet the criteria under the new accounting standard for these businesses to be reported as discontinued operations.